Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2025	December 31 2024

Current portion	$566	$262

Long-term portion	7,682	4,909

Total lease liabilities	$8,248	$5,171

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2025

Not later than 1 year	$986

Later than 1 year and not later than 5 years	3,657

Later than 5 years	6,010

Total lease liabilities	$10,653

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2025	2024	2025	2024

Costs related to undrawn credit facilities	16.1	$1,317	$1,340	$2,667	$2,677

Interest expense - lease liabilities	16.2	110	72	201	145

Letters of guarantee		-	(113)	-	(81)

Total finance costs		$1,427	$1,299	$2,868	$2,741